Note I - Other Borrowed Funds	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Federal Home Loan Bank Advances, Disclosure [Text Block]
Note
I
- Other Borrowed Funds

Other borrowed funds at
December
31,
2016
and
2015
are comprised of advances from the Federal Home Loan Bank (“FHLB”) of Cincinnati and promissory notes. At
December
31,
2016
and
2015,
FHLB Borrowings included
$73
and
$117
in capitalized lease obligations, respectively.

	FHLB Borrowings	Promissory Notes	Totals
2016	$29,203	$7,882	$37,085
2015	$20,028	$3,918	$23,946

Pursuant to collateral agreements with the FHLB, advances are secured by
$275,836
in qualifying mortgage loans,
$71,443
in commercial loans and
$5,365
in FHLB stock at
December
31,
2016.
Fixed-rate FHLB advances of
$29,130
mature through
2042
and have interest rates ranging from
1.34%
to
3.31%
and a year-to-date weighted average cost of
2.08%
at
December
31,
2016
and
2015,
respectively. There were
no
variable-rate FHLB borrowings at
December
31,
2016.

At
December
31,
2016,
the Company had a cash management line of credit enabling it to borrow up to
$75,000
from the FHLB. All cash management advances have an original maturity of
90
days. The line of credit must be renewed on an annual basis. There was
$75,000
available on this line of credit at
December
31,
2016.

Based on the Company’s current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of
$221,757
at
December
31,
2016.
Of this maximum borrowing capacity of
$221,757,
the Company had
$147,627
available to use as additional borrowings, of which
$75,000
could be used for short-term, cash management advances, as mentioned above.

Promissory notes, issued primarily by Ohio Valley, are due at various dates through a final maturity date of
August
1,
2026,
and have fixed rates ranging from
1.25%
to
4.09%
and a year-to-date weighted average cost of
2.34%
at
December
31,
2016,
as compared to
1.38%
at
December
31,
2015.
At
December
31,
2016,
there was
one
$360
promissory note payable by Ohio Valley to related parties. See Note M for further discussion of related party transactions. Promissory notes payable to other banks totaled
$3,899
at
December
31,
2016.

Letters of credit issued on the Bank’s behalf by the FHLB to collateralize certain public unit deposits as required by law totaled
$45,000
at
December
31,
2016
and
$34,800
at
December
31,
2015.

Scheduled principal payments over the next
five
years:
	FHLB Borrowings	Promissory Notes	Totals
2017	$5,564	$2,061	$7,625
2018	2,313	2,140	4,453
2019	2,210	1,218	3,428
2020	2,083	519	2,602
2021	1,832	541	2,373
Thereafter	15,201	1,403	16,604
	$29,203	$7,882	$37,085